Withdrawal of the United Kingdom from the European Union	12 Months Ended
Dec. 31, 2018
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Withdrawal of the United Kingdom from the European Union

A.5. Withdrawal of the United Kingdom from the European Union

The announced withdrawal of the United Kingdom from the European Union does not pose any major issues for Sanofi, and the Group does not expect a material impact on the consolidated financial statements.